UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172

Exact name of registrant as specified in charter:	World Funds Trust

Address of principal executive offices:	8730 Stony Point Parkway, Suite 205
Richmond, VA 23235

Name and address of agent for service	The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801

With Copy to:

John H. Lively
The Law Offices of
John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

Registrant’s telephone number, including area code:	(804) 267-7400

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2016

Item #1. Reports to Stockholders.

INDEX	Global Strategic Income Fund

GLOBAL STRATEGIC INCOME FUND

Semi-Annual Report to Shareholders

For the Six Months Ended June 30, 2016
(unaudited)

Important Disclosure Statements

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550. Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of June 30, 2016 and are subject to change at any time.

The opinions presented in this document are those of the portfolio manager as of the date of this report and may change at any time. Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

The MSCI Europe Index is a free-float weighted equity index designed to measure the equity market performance of developed markets in Europe.

GLOBAL STRATEGIC INCOME FUND
PORTFOLIO HOLDINGS, BY SECTOR, AS PERCENTAGE OF NET ASSETS
AS OF JUNE 30, 2016 (unaudited)
15%
10%
5%
0%
Percentage of Net Assets
Airlines
Beverages
Brewery
Commercial Services
Computers
Consulting Services
Cosmetics and Toiletries
Dialysis Centers
Diversified Banking
E-Commerce Products
E-Marketing/Information
Finance - Other Services
Food - Confectionery
Food - Miscellaneous
Gambling
Industrial Gases
Investment Companies
Medical - Biomedical
Medical - Drugs
Medical - HMO
Metal - Copper
Networking Produces
Oil Companies - Exploration & Production
Optical Supplies
Other
Pipelines
REITS - Diversified
REITS - Healthcare
REITS - Mortgage
Soap & Cleaning
Television
Tobacco
Web Portals/ISP
Industry Sector

GLOBAL STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2016
(unaudited)

		Fair
	Shares	Value

COMMON STOCKS – 94.61%

BELGIUM – 3.07%
Anheuser-Busch Inbev ADR	3,400	$447,712

DENMARK – 2.77%
Novo Nordisk	7,500	403,350

FRANCE – 13.06%
Air Liquide Ord	5,053	524,620
Bureau Veritas SA	15,000	314,666
Essilor International	4,749	623,005
L’Oreal Ord	5,000	192,050
Pernod Ricard Ord	11,200	249,312

		1,903,653

GERMANY – 2.45%
Fresenius Medical Care AG & co.	8,200	357,274

GREAT BRITAIN – 16.61%
British American Tobacco	5,500	712,140
Diageo PLC	4,550	513,604
Reckitt Benckiser Group	30,000	609,600
Sabmiller PLC	10,000	585,400

		2,420,744

IRELAND – 3.88%
Allergan PLC PFD, Series A, 5.500%	150	125,043
Paddy Power PLC	4,224	440,602

		565,645

NETHERLANDS – 5.02%
Unilever NV Certificates	15,600	732,264

SPAIN – 3.12%
Grifols SA	20,346	454,998

SWITZERLAND – 12.13%
Chocoladefabriken Lindt & Sprungli AG	45	266,571
Nestle SA Cham ET Vevey	6,000	463,860

GLOBAL STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS – continued
June 30, 2016
(unaudited)

		Fair
	Shares	Value

SWITZERLAND – continued
Roche Holding AG-GENUSSC	18,500	$609,575
SGS SA Reg D	18,700	427,856

		1,767,862

UNITED STATES – 32.50%
Aetna Inc.	1,500	183,195
Alphabet Inc – Class C* **	200	138,420
Amazon.Com Inc.* **	200	143,124
Anadarko Petroleum Corp.**	5,000	266,250
Apple Inc.	2,500	239,000
Aramark	7,500	250,650
Bank of America Corp.	12,500	165,875
BGC Partners, Inc. PFD, 8.125%	3,400	91,596
BGC Partners Inc – Class A	20,500	178,555
CBS Corp – Class B**	2,000	108,880
Cisco Systems Inc.	3,500	100,415
Citigroup Inc.**	1,000	42,390
Colony Capital Inc – Class A	10,000	153,500
Delta Air Lines, Inc.**	4,500	163,935
Freeport-McMoran Inc.**	5,000	55,700
Gilead Sciences Inc.	2,000	166,840
GMAC Capital Trust Inc. PFD, Series 2, 8.125%	5,000	124,100
KKR Financial Holdings PFD, Series A, 7.375%	2,000	55,100
Lexington Realty Trust REIT	20,000	202,200
Morgan Stanley PFD, Series G, 6.625%	3,000	82,050
New Media Investment Group	10,000	180,700
New Senior Investment Group	20,000	213,600
Pebblebrook Hotel Trust PFD, Series C, 6.500%	3,500	90,335
Philip Morris International	5,000	508,600
Starwood Property Trust Inc.	11,500	238,280
Teva Pharmaceuticl Industries Ltd.	150	124,050
THL Credit Inc.	15,000	166,950
Western Gas Partners LP	6,000	302,400

		4,736,690

TOTAL COMMON STOCKS – 94.61%
(Cost: $9,071,807)		13,790,192

GLOBAL STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS – continued
June 30, 2016
(unaudited)

		Fair
	Shares	Value

TOTAL INVESTMENTS – 94.61%		$13,790,192
Other assets, net of liabilities – 5.39%		784,951

NET ASSETS – 100.00%		$14,575,143

SECURITIES SOLD SHORT – (0.34%)

CALL OPTION – (0.34%)
Alphabet Inc. Jan 820.000	(2)	(1,690)
Amazon.Com Inc. Jan 730.000	(2)	(12,030)
Anadarko Pete Jan 60.000	(50)	(18,250)
CBS Corp. Class Jan 60.000	(20)	(3,660)
Citigroup Inc. Jan 47.000	(10)	(1,710)
Delta Air Line Jan 52.500	(25)	(500)
Freeport MCM C Jan 10.000	(50)	(12,100)

(Proceeds: ($68,928))		(49,940)

TOTAL SECURITIES SOLD SHORT – (0.34%)		$(49,940)

* Non-income producing
** All or a portion of position is segregated as collateral for borrowings. The segregated market value of collateral is $845,839.
ADR – Security represented is held by the custodian bank in the form of American Depository Receipts.

See Notes to Financial Statements

GLOBAL STRATEGIC INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2016 (unaudited)

ASSETS
Investments at fair value (identified cost of $9,071,807) (Note 1)	$13,790,192
Cash	716,931
Foreign currency at fair value (cost of $8,029)	7,968
Dividends receivable	26,725
Tax reclaim receivable at fair value (cost of $60,717)	55,807
Prepaid expenses	66,836

TOTAL ASSETS	14,664,459

LIABILITIES
Call options sold short at fair value (identified proceeds $68,928)	49,940
Accrued investment management fees	6,716
Accrued 12b-1 fees	4,271
Accrued administration and transfer agent fees	13,056
Accrued custodian and accounting fees	14,945
Other accrued expenses	388

TOTAL LIABILITIES	89,316

NET ASSETS	$14,575,143

Net Assets Consist of:
Paid-in-capital applicable to 595,589 no par value shares of beneficial interest outstanding; unlimited shares authorized	$19,623,371
Accumulated net investment income (loss)	68,086
Accumulated net realized gain (loss) on investments and foreign currency transactions	(9,848,715)
Net unrealized appreciation (depreciation) of investments and foreign currency	4,732,401

Net Assets	$14,575,143

NET ASSET VALUE PER SHARE
Class A
($14,282,353 / 582,446 shares outstanding)	$24.52

MAXIMUM OFFERING PRICE PER SHARE ($24.54 X 100 / 94.25)	$26.02

Class C
($292,790 / 13,143 shares outstanding)	$22.28

See Notes to Financial Statements

GLOBAL STRATEGIC INCOME FUND
STATEMENT OF OPERATIONS
June 30, 2016 (unaudited)

INVESTMENT INCOME
Dividend (net of foreign tax withheld of $27,707)	$269,313
Interest	321

Total investment income	269,634

EXPENSES
Investment management fees (Note 2)	91,096
Rule 12b-1 and servicing fees (Note 2)
Class A	17,839
Class C	1,520
Recordkeeping and administrative services (Note 2)	15,080
Accounting fees	14,648
Custody fees	11,918
Transfer agent fees (Note 2)	20,934
Professional fees	28,536
Filing and registration fees	7,600
Trustees fees	2,124
Compliance fees	3,504
Shareholder services and reports	21,390
Other	10,532

Total expenses	246,721
Management fee waivers (Note 2)	(45,170)

Net expenses	201,551

Net investment income (loss)	68,083

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES AND RELATED TRANSACTIONS
Net realized gain (loss) on investments	(3,985,117)
Net realized gain (loss) on foreign currency transactions	57
Net increase (decrease) in unrealized appreciation (depreciation) of investments	3,885,131
Net increase (decrease) in unrealized appreciation (depreciation) of call options sold short	18,988
Net increase (decrease) in unrealized appreciation (depreciation) of foreign currencies	2,177

Net realized gain (loss) on investments and foreign currencies and related transactions	(78,764)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(10,681)

See Notes to Financial Statements

GLOBAL STRATEGIC INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended
	June 30, 2016	Year ended
	(unaudited)	December 31, 2015

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$68,083	$(27,564)
Net realized gain (loss) on investments and foreign transactions	(3,985,060)	577,133
Net increase (decrease) in unrealized appreciation (depreciation) of investments and foreign currencies	3,906,296	343,903

Increase (decrease) in net assets from operations	(10,681)	893,472

CAPITAL STOCK TRANSACTIONS (See Note 5)
Shares sold
Class A	14,116	213,403
Class C	–	–
Distributions reinvested
Class A	–	–
Class C	–	–
Shares redeemed
Class A	(909,591)	(3,476,077)
Class C	(41,487)	(130,701)

Increase (decrease) in net assets from capital stock transactions	(936,962)	(3,393,375)

NET ASSETS
Increase (decrease) during period	(947,643)	(2,499,903)
Beginning of period	15,522,786	18,022,689

End of period (including accumulated net investment income (loss) of $68,086 and $(54), respectively)	$14,575,143	$15,522,786

See Notes to Financial Statements

GLOBAL STRATEGIC INCOME FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Class A Shares(1)

			Years ended December 31,

	Six months
	ended
	June 30, 2016
	(unaudited)		2015		2014	2013		2012		2011

Net asset value, beginning of period	$24.49		$23.30		$24.66	$22.07		$19.54		$27.05

Investment activities
Net investment income (loss)	0.11		(0.03)		(0.15)	(0.11)		(0.06)		(0.33)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.08)		1.22		(1.21)	2.70		2.59		(7.18)

Total from investment activities	0.03		1.19		(1.36)	2.59		2.53		(7.51)

Net asset value, end of period	$24.52		$24.49		$23.30	$24.66		$22.07		$19.54

Total Return(2)	0.12%	**	5.11%		(5.52% )	11.74%		12.95%		(27.76% )
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	3.37%	*	3.88%		3.48%	2.96%		2.91%		2.75%
Expenses, net of waiver	2.75%	*	2.75%		2.75%	2.75%		2.75%		2.75%
Net investment income (loss)	0.95%	*	(0.14%	)	(0.61% )	(0.45%	)	(0.28%	)	(1.28% )
Portfolio turnover rate	16.94%	**	72.64%		40.57%	61.21%		141.77%		56.93%
Net assets, end of period (000’s)	$14,282		$15,187		$17,572	$23,076		$25,509		$28,650

(1) Per share amounts calculated using the average share method.
(2) Total return does not reflect applicable sales charges.
* Annualized
** Not annualized

See Notes to Financial Statements

GLOBAL STRATEGIC INCOME FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Class C Shares(1)

			Years ended December 31,

	Six months
	ended
	June 30, 2016
	(unaudited)		2015		2014	2013		2012		2011

Net asset value, beginning of period	$22.33		$21.40		$22.83	$20.59		$18.37		$25.63

Investment activities
Net investment income (loss)	0.02		(0.20)		(0.29)	(0.26)		(0.20)		(0.49)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.07)		1.13		(1.14)	2.50		2.42		(6.77)

Total from investment activities	(0.05)		0.93		(1.43)	2.24		2.22		(7.26)

Net asset value, end of period	$22.28		$22.33		$21.40	$22.83		$20.59		$18.37

Total Return	(0.22%	)**	4.35%		(6.26% )	10.88%		12.09%		(28.33% )
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	4.12%	*	4.63%		4.34%	3.71%		3.66%		3.50%
Expenses, net of waiver	3.50%	*	3.50%		3.50%	3.50%		3.50%		3.50%
Net investment income (loss)	0.20%	*	(0.89%	)	(1.29% )	(1.20%	)	(1.03%	)	(2.03% )
Portfolio turnover rate	16.94%	**	72.64%		40.57%	61.21%		141.77%		56.93%
Net assets, end of period (000’s)	$293		$336		$450	$922		$865		$1,049

(1) Per share amounts calculated using the average share method.
* Annualized
** Not annualized

See Notes to Financial Statements

GLOBAL STRATEGIC INCOME FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2016 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Global Strategic Income Fund (the “Fund”), previously the European Equity Fund, is a series of the World Funds Trust (the “Trust”) which was organized as a Delaware statutory trust and is registered under The Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund was established in February, 1996, originally as a series of Vontobel Funds, Inc. Effective November 8, 2004, the Fund was reorganized as a series of The World Funds, Inc. (“TWF”). On August 15, 2014, the Fund was reorganized from TWF into the Trust. The Fund maintains its financial statements, information and performance history.

The objective of the Fund is to provide a competitive level of total return consisting of income and growth.

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

The Fund’s securities are valued at current market prices. Investments traded on a principal exchange (U.S. or foreign) or included in the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund’s Board of Trustees (“Board”). Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith by or under the direction of the Fund’s officers in a manner specifically authorized by the Board of Trustees of the Fund. Depositary Receipts (“ADR” and “GDR”) will be valued at the closing price of the instrument last determined prior to time of valuation unless the Fund is aware of a material change in value. ADRs and GDRs for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate. Portfolio securities which are primarily traded on foreign exchanges are translated into U.S. dollars at the current exchange rate. If values of foreign securities have been

GLOBAL STRATEGIC INCOME FUND
NOTES TO FINANCIAL STATEMENTS – continued
June 30, 2016 (unaudited)

materially affected by events occurring after the close of a foreign market, foreign securities may be valued by another method that the Board of Trustees believes reflects fair value.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. The Fund may use fair value pricing more often due to the Fund’s global focus.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund’s procedures may not be the values that the Fund ultimately realizes from the disposal of such securities and may vary significantly from the fair values presented.

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

GLOBAL STRATEGIC INCOME FUND
NOTES TO FINANCIAL STATEMENTS – continued
June 30, 2016 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2016:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Belgium	$447,712	$ –	$ –	$447,712
Denmark	403,350	–	–	403,350
France	1,903,653	–	–	1,903,653
Germany	357,274	–	–	357,274
Great Britain	2,420,744	–	–	2,420,744
Ireland	565,645	–	–	565,645
Netherlands	732,264	–	–	732,264
Spain	454,998	–	–	454,998
Switzerland	1,767,862	–	–	1,767,862
United States	4,736,690	–	–	4,736,690

Common Stocks	$13,790,192	$ –	$ –	$13,790,192

Call Options Sold Short	$(49,940)	$ –	$ –	$(49,940)

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and country.

There were no transfers into or out of any levels during the six months ended June 30, 2016. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period. The Fund held no Level 3 securities at any time during the six months ended June 30, 2016.

Security Transactions and Dividends

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

GLOBAL STRATEGIC INCOME FUND
NOTES TO FINANCIAL STATEMENTS – continued
June 30, 2016 (unaudited)

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all taxable income to their shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

The Fund recognizes tax benefits on certain tax positions only where the position is “more likely than not” to be sustained assuming investigation from tax authorities. Management has reviewed the Fund’s tax positions for each of the open tax years (2013–2015) or expected to be taken in the Fund’s 2016 tax returns. The Fund has identified its major tax jurisdiction to be U.S. tax authorities. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the six months ended June 30, 2016, there were no such reclassifications.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains or losses, are allocated to each class based upon its relative net assets on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

The Fund currently offers Class A shares which include a maximum front-end sales charge of 5.75%. Class A shares may be purchased without a front-end sales charge through certain third-party fund “supermarkets”. The Fund also offers Class C shares which include a maximum contingent deferred sales charge of 1% on the proceeds of Class C shares redeemed within 1 year of purchase.

GLOBAL STRATEGIC INCOME FUND
NOTES TO FINANCIAL STATEMENTS – continued
June 30, 2016 (unaudited)

Currency Translation

The market values of foreign securities, currency holdings, other assets and liabilities initially expressed in foreign currencies are recorded in the financial statements after translation to U.S. dollars based on the exchange rates at the end of the period. The cost of such holdings is determined using historical exchange rates. Income and expenses are translated at approximate rates prevailing when accrued or incurred. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

Short Sales

A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. Currently, the Fund engages in selling securities short. To sell a security short, the Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sell short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and cash securities deposited in a segregated account with the Fund’s custodian. The Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. The Fund will realize a gain if there is a decline in price of the security between those dates where decline exceeds costs of the borrowing of the security and other transaction costs. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited in size. Until the Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral will at least equal the current market value of the security sold short. At June 30, 2016, the value of securities sold short amounted to $49,940 against which collateral of $845,839, comprised of securities was held. The collateral includes certain long-term investments held long as shown in the Schedule of Investments.

Derivatives

The Fund has adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose: a) how and why an entity uses derivative instruments; and b) how derivative instruments an related hedged items affect an entity’s financial position, financial performance and cash flows.

GLOBAL STRATEGIC INCOME FUND
NOTES TO FINANCIAL STATEMENTS – continued
June 30, 2016 (unaudited)

The Fund may use derivatives to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the Fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the Fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Derivatives can be volatile and may involve significant risks, including credit risk, currency risk, leverage risk, liquidity risk and index risk.

The fair value of derivative instruments and whose primary underlying risk exposure is equity price risk at June 30, 2016 is as follows:

Fair Value
Derivative	Liability Derivatives

Written Options – Call	$(49,940)

The effect of derivative instruments on the Statement of Operations and whose underlying risk exposure is equity price risk for the six months ended June 30, 2016 is as follows:

Change in Unrealized
	Realized Gain (Loss)	Appreciation
	On Derivatives	(Depreciation) on
	Recognized in	Derivatives Recognized
Derivative	Income	In Income**

Written Options – Call	$–	$18,988

** Statement of Operations location: Net increase (decrease) in unrealized appreciation (depreciation) of call options sold short.

For the six months ended June 30, 2016, the Fund had: written option contracts (59 contracts) were opened and $68,928 in premiums were received.

Options

The Fund may write or purchase options contracts primarily to enhance the Fund’s returns and reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction,

GLOBAL STRATEGIC INCOME FUND
NOTES TO FINANCIAL STATEMENTS – continued
June 30, 2016 (unaudited)

including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has a realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

The activity in options written during the six months ended June 30, 2016 is as follows:

Premiums
	Contracts	Received

Options outstanding, beginning of period	–	$–
Options written	59	68,928
Options exercised	–	–
Options expired	–	–
Options closed	–	–
Options outstanding, end of period	59	$68,928

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, Commonwealth Capital Management, LLC (“CCM”) provides investment advisory services for an annual fee of 1.25% on the first $500 million of average daily net assets and 1.00% on average daily net assets over $500 million. CCM has entered into a Sub-Advisory Agreement with Shikiar Asset Management (“SAM”). CCM analyzes economic and market trends, periodically assesses the Fund’s investment policies and recommends changes regarding the policies to the Board where appropriate. CCM evaluates the performance of SAM in light of selected benchmarks and the needs of the Fund, recommends changes to the Board where appropriate, and reports to the Board on the foregoing. Pursuant to the Sub-Advisory Agreement, SAM is responsible for the day-to-day decision making with respect to the Fund’s investment program. SAM, with CCM’s oversight, manages the investment and reinvestment of the assets of the Fund, continuously reviews, supervises and administers the investment program of the Fund, determines in its discretion the securities to be purchased or sold, and provides the Fund and its agents with records relating to its activities. For its services, CCM pays SAM at the annualized rate of 0.55% for net assets in the Fund of up to $50 million and 0.50% on net assets greater than $50 million. SAM’s fee for sub-advisory services is paid by CCM and not by the Fund. For the six months ended June 30, 2016, CCM earned $91,096 and waived $45,170 in advisory fees.

GLOBAL STRATEGIC INCOME FUND
NOTES TO FINANCIAL STATEMENTS – continued
June 30, 2016 (unaudited)

The Adviser has contractually agreed to waive or limit its fees and to assume other operating expenses until April 30, 2017 so that the ratio of total annual operating expenses for the Fund is limited to 2.50% of the Fund’s annual average net assets. The foregoing limitation excludes interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The total amount of reimbursement recoverable by the Advisor is the sum of all fees previously waived or reimbursed by the Advisor to the Fund during the previous three (3) years less any reimbursements previously paid. Each waiver or reimbursement of an expense the by the Advisor is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement is recouped. This expense limitation agreement may be terminated by the Adviser or the Board of Trustees of the Trust at any time after April 30, 2017. The total amount of recoverable reimbursements as of June 30, 2016 was $449,691 and expires as follows:

2016	$54,102
2017	157,563
2018	192,856
2019	45,170

$449,691

First Dominion Capital Corp. (“FDCC”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. In addition to underwriting fees and commissions received relating to the distribution of the Fund’s shares, FDCC receives a maximum deferred sales charge (“DSC”) of 1% for certain Fund share redemptions occurring within one year of purchase of Class A shares and within 2 years of purchase of Class C shares. Shares redeemed subject to a DSC will receive a lower redemption value per share. For the six months ended June 30, 2016, FDCC received $3 in underwriting fees and no DSC fees relating to the distribution and redemption of certain Fund shares.

The Fund has adopted a Distribution Plan (the “Plan”) for Class A Shares in accordance with Rule 12b-1 under the 1940 Act, providing for the payment of distribution and service fees to the distributors of the Fund. The Plan provides that the Fund will pay a fee to the Distributor at an annual rate of up to 0.25% of average daily net assets attributable to its Class A shares in consideration for distribution services and the

GLOBAL STRATEGIC INCOME FUND
NOTES TO FINANCIAL STATEMENTS – continued
June 30, 2016 (unaudited)

assumption of related expenses, including the payment of commissions and transaction fees, in conjunction with the offering and sale of Class A shares. For the six months ended June 30, 2016, there was $17,839 in Class A 12b-1 expenses incurred.

The Fund has adopted a Distribution Plan (the “Plan”) for Class C Shares in accordance with Rule 12b-1 under the 1940 Act, providing for the payment of distribution and service fees to the distributors of the Fund. The Plan provides that the Fund will pay a fee to the Distributor at an annual rate of 1.00% of average daily net assets. Of this amount, 0.75% represents distribution 12b-1 fees and 0.25% represents shareholder servicing fees. For the six months ended June 30, 2016, there was $1,520 in Class C 12b-1 and service fees incurred.

Commonwealth Fund Services, Inc. (“CFSI”) acts as the Fund’s administrator and transfer and dividend disbursing agent. As administrator, CFSI provides shareholder, recordkeeping, administrative and blue-sky filing services and earned $15,080 for its services for the six months ended June 30, 2016. As the Fund’s transfer agent and dividend disbursing agent, CFSI earned $20,934 for its services for the six months ended June 30, 2016.

Certain officers of the Trust are also officers and/or directors of FDCC and CFSI. Additionally, John H. Lively of the Law Offices of John H. Lively and Associates, Inc., a member of the The 1940 Act Law GroupTM, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the owner of the Law Offices of John H. Lively and Associates, Inc. Mr. Lively receives no special compensation from the Trust or the Fund for serving as officers of the Trust.

NOTE 3 – INVESTMENTS

Purchases and sales of securities other than short-term notes aggregated $2,397,392 and $3,815,524 respectively, for the six months ended June 30, 2016.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. No distributions were paid during the six months ended June 30, 2016 or the year ended December 31, 2015.

GLOBAL STRATEGIC INCOME FUND
NOTES TO FINANCIAL STATEMENTS – continued
June 30, 2016 (unaudited)

As of June 30, 2016, the components of distributable earnings on a tax basis were as follows:

Six months ended
June 30, 2016
(unaudited)

Accumulated net investment income (loss)	$68,086
Accumulated net realized gain (loss) on investments	(9,848,715)
Net unrealized appreciation/depreciation of investments and foreign currency	4,732,401

Total	$(5,048,228)

Under the Regulated Investment Company Modernization Act of 2010 (“2010 Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and / or long-term losses. Under the laws in effect prior to the 2010 Act, pre-enactment net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the 2010 Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. As of December 31, 2015, the Fund has a capital loss carryforward of $5,863,698 available to offset future capital gains, if any. To the extent that this carryforward is used to offset future capital gains, it is probable that the amount which is offset will not be distributed to shareholders. $200,359 may be carried forward indefinitely and retains the character of short-term capital gain. The remaining $5,663,339 will expire as follows:

2016	$4,800,648
2017	862,691

$5,663,339

As of June 30, 2016, cost for federal income tax purpose is $9,071,807 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$5,389,048
Gross unrealized depreciation	(656,647)

Net unrealized appreciation	$4,732,401

GLOBAL STRATEGIC INCOME FUND
NOTES TO FINANCIAL STATEMENTS – continued
June 30, 2016 (unaudited)

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions for each class of shares were:

	Class A Shares		Class C Shares
	Six months ended		Six months ended
	June 30, 2016		June 30, 2016
	(unaudited)		(unaudited)

	Shares	Value	Shares	Value

Shares sold	590	$14,116	–	$–
Shares reinvested	–	–	–	–
Shares redeemed	(38,247)	(909,591)	(1,911)	(41,487)

Net increase (decrease)	(37,656)	$(895,475)	(1,911)	$(41,487)

	Class A Shares		Class C Shares
	Year ended		Year ended
	December 31, 2015		December 31, 2015

	Shares	Value	Shares	Value

Shares sold	8,813	$213,403	–	$–
Shares reinvested	–	–	–	–
Shares redeemed	(143,052)	(3,476,077)	(5,983)	(130,701)

Net increase (decrease)	(134,239)	$(3,262,674)	(5,983)	$(130,701)

NOTE 6 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the balance sheet through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

GLOBAL STRATEGIC INCOME FUND
SUPPLEMENTAL INFORMATION (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available without charge and upon request, by calling 1-800-527-9525 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

INVESTMENT ADVISORY AND SUB-ADVISORY CONTRACT RENEWAL

At a meeting held on February 18-19, 2016, the Board of Trustees (the “Board”) considered the approval of the Investment Advisory Agreement between the Trust and Commonwealth Capital Management, LLC (the “Adviser”, solely for purposes of this disclosure item), and the Sub-Advisory Agreement between the Adviser and Shikiar Asset Management, Inc. (the “Sub-Adviser”), each in regard to Global Strategic Income Fund (the “Global Fund”, solely for purposes of this disclosure item) (collectively, the “Advisory Agreements”).

Counsel reviewed with the Board the memorandum from Counsel dated February 2, 2016, and addressed to the Trustees that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the renewal of the Advisory Agreements. A copy of this memorandum was circulated to the Trustees in advance of the Meeting. Counsel discussed with the Trustees the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the continuation of the Advisory Agreements, including the following material factors: (i) the nature, extent, and quality of the services provided by the Adviser and Sub-Adviser; (ii) the investment performance of the Global Fund; (iii) the costs of the services to be provided and profits to be realized by the Adviser and Sub-Adviser from the relationship with the Global Fund; (iv) the extent to which economies of scale would be realized if the Global Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Global Fund’s investors; and (v) the Adviser’s and Sub-Adviser’s practices regarding possible conflicts of interest.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration

GLOBAL STRATEGIC INCOME FUND – continued
SUPPLEMENTAL INFORMATION (unaudited)

throughout the year at regular Board meetings, as well as information specifically prepared and/or presented in connection with the annual renewal process, including information presented to the Board in the Sub-Adviser’s presentation earlier in the Meeting. The Board requested and was provided with information and reports relevant to the annual renewal of the Advisory Agreements, including: (i) reports regarding the services and support provided to the Global Fund and its shareholders; (ii) quarterly assessments of the investment performance of the Global Fund; (iii) commentary on the reasons for the performance; (iv) presentations by Global Fund management addressing the investment philosophy, investment strategy, personnel and operations utilized in managing the Global Fund; (v) compliance reports concerning the Global Fund, the Adviser and the Sub-Adviser; (vi) disclosure information contained in the registration statement of the Trust and the Form ADV (Part 1) of the Adviser and Form ADV (Part 1 and 2A) of the Sub-Adviser; and (vii) a memorandum from Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about the Adviser and Sub-Adviser, including financial information, a description of personnel and the services provided to the Global Fund, information on investment advice, performance, summaries of Global Fund expenses, compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Global Fund; (iii) the anticipated effect of size on the Global Fund’s performance and expenses; and (iv) benefits to be realized by the Adviser and Sub-Adviser from their respective relationship with the Global Fund. It was noted that both the Adviser and the Sub-Adviser are privately held companies and they typically do not provide their financial information, although they each made such information available to the Board for purposes of its consideration of whether to approve the Advisory Agreements. The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreements and each Trustee may have afforded different weight to the various factors.

In deciding whether to approve the continuation of the Advisory Agreements, the Trustees considered numerous factors, including:

The nature, extent, and quality of the services to be provided by the Adviser and Sub-Adviser.

In this regard, the Board considered the responsibilities the Adviser and Sub-Adviser would have under the Advisory Agreements. The Board reviewed the services to be provided by the Adviser and the Sub-Adviser to the Global Fund including, without limitation: the Sub-Adviser’s procedures for formulating investment recommendations and assuring compliance with the Global Fund’s investment objectives and limitations. The Board noted that the Sub-Adviser did not manage

GLOBAL STRATEGIC INCOME FUND – continued
SUPPLEMENTAL INFORMATION (unaudited)

other accounts in a manner similar to that of the Global Fund although it noted that the Sub-Adviser did have prior experience applying its investment strategy in the global context. The Board considered the Adviser’s and Sub-Adviser’s staffing, personnel, the education and experience of their respective personnel, and their methods of operation, and it concluded that the foregoing were satisfactory in light of the services to be rendered to the Global Fund by the Adviser and Sub-Adviser. The Board also considered the adequacy of the Adviser’s and Sub-Adviser’s compliance programs, including representations from the Trust’s CCO that the policies and procedures under the program were adequate and the Board determined that the compliance program was satisfactory in light of the services to be rendered to the Global Fund by the Adviser and Sub-Adviser. After reviewing the foregoing and further information from the Adviser and Sub-Adviser, the Board concluded that the quality, extent, and nature of the services to be provided by the Adviser and Sub-Adviser were satisfactory and adequate for the Global Fund.

Investment Performance of the Global Fund and the Adviser and Sub-Adviser.

The Board considered that the Sub-Adviser did not currently manage separate accounts with the same investment mandate as the Global Fund. The Board noted that the Global Fund outperformed its European Stock Classification category average and median for the most recent quarter. The Board also noted that the Global Fund’s short term and 1-year record was better than the category average and median, and it further noted that such metrics were probably the most relevant metrics to consider in assessing the performance of the Sub-Adviser. The Board noted that the Sub-Adviser had only been advising the Global Fund for a short time and noted in its conversations with representatives of the Sub-Adviser that it was felt that even though the investment mandate of the Global Fund had been modified the category classification for the Global Fund still remained appropriate, at least for the near term. The Board also considered that the Adviser did not advise any other accounts other than the Global Fund for which it had delegated portfolio management responsibilities, and therefore the Board concluded that the investment performance of the Adviser was not a relevant consideration. The Board concluded that the investment performance information presented for the Global Fund and the Sub-Adviser was satisfactory.

The costs of the services to be provided and profits to be realized by the Adviser and Sub-Adviser from the relationship with the Global Fund.

In considering the costs of the services to be provided and profits to be realized by the Adviser and the Sub-Adviser from the relationship with the Global Fund, the Trustees considered the Adviser and Sub-Adviser’s staffing, personnel, and methods of operating of the Adviser and Sub-Adviser. The Trustees discussed the financial condition of the Adviser and Sub-Adviser and noted that financial information related to each entity would be provided to the Trustees under separate cover after the Meeting. The Trustees considered the level of commitment to the Global Fund by the principals of each of the Adviser and Sub-Adviser and the projected overall expenses of the Global Fund. The Trustees noted the relationship of the key principal

GLOBAL STRATEGIC INCOME FUND – continued
SUPPLEMENTAL INFORMATION (unaudited)

of the Adviser to the Adviser and the Fund’s other service providers, and the verbal commitment of that key principal to satisfy the obligations of the Adviser with respect to the Fund. The Trustees considered the expected fees and expenses of the Global Fund (including the management fee and sub-advisory fee). The Trustees noted that the management fee (including the sub-advisory fee) was at the highest level in the Fund’s category. The Trustees also noted that the overall expense ratio was on the higher end of the category. Notwithstanding, the Trustees noted the initiatives of the Adviser to put in place the Sub-Adviser and the early positive performance of the Sub-Adviser and they concluded that the fee structure was acceptable. Following this analysis and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Adviser and Sub-Adviser were fair and reasonable.

The extent to which economies of scale would be realized as the Global Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Global Fund’s investors.

In this regard, the Board considered the Global Fund’s fee arrangements with the Adviser and Sub-Adviser. The Trustees noted that while the sub-advisory fee had a breakpoint and would decrease as assets increased, this breakpoint would not benefit the Global Fund. The Trustees considered that the sub-advisory fee structure would not allow the Global Fund to realize economies of scale. The Trustees noted that the management fee payable to the Adviser was on the high end of management fees in the category classification for the Global Fund. The Trustees noted that the contractual fee payable to the Adviser did, in fact, have breakpoints built into its structure; however, the Trustees noted that the asset level of the Fund was currently too low to allow the Global Fund to benefit from the breakpoint fee structure. The Trustees noted that the Adviser had agreed to limit the Global Fund’s expenses pursuant to an expense limitation agreement and that the overall expenses of the Global Fund, taking into consideration the expense limitation agreement, were above the median for its category, but not the highest in the category. Following further discussion, the Board determined that the Global Fund’s fee arrangements, in light of all the facts and circumstances, were fair and reasonable.

Possible conflicts of interest and benefits derived by the Adviser and Sub-Adviser.

In considering the Adviser’s and Sub-Adviser’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory and compliance personnel assigned to the Global Fund by the Sub-Adviser, as well as those of the Adviser assigned to provide services to the Global Fund. The Trustees noted that they each had considerable experience to bring to the management of the Global Fund. The Board considered the basis of decisions to buy or sell securities for the Global Fund and the Sub-Adviser’s other accounts and concluded that those processes were appropriate to manage any potential conflicts of interests. The Board also considered the Sub-Adviser’s policies with respect to the utilization of soft dollar payments with

GLOBAL STRATEGIC INCOME FUND – continued
SUPPLEMENTAL INFORMATION (unaudited)

broker/dealers and concluded that those policies were appropriate and fair to the Global Fund. The Board also considered the substance and administration of the Sub-Adviser’s code of ethics. Based on the foregoing, the Board determined that the Sub-Adviser’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory. It was noted that the Sub-Adviser specified that it would receive no benefits, other than receipt of sub-advisory fees in managing the assets of the Global Fund, and in the case of the Adviser, it was noted that there was a benefit to be derived from its affiliates that provide other services to the Global Fund as well as the receipt of advisory fees although such benefits were de minimis at this time in light of the low asset level and the expense limitation arrangement in place for the Global Fund.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion among the Board, the Board determined that the compensation under the Advisory Agreements was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they resolved to approve the Advisory Agreements for another one-year term.

GLOBAL STRATEGIC INCOME FUND
FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments Class A shares or deferred sales charges or redemption fees on certain redemptions made within 1 year of purchase of Class C shares and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period January 1, 2016 and held for the six months ended June 30, 2016.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

GLOBAL STRATEGIC INCOME FUND – continued
FUND EXPENSES (unaudited)

Class A	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period* January 1, 2016 through June 30, 2016
Actual	$1,000	$1,001.22	$13.68
Hypothetical (5% return before expenses)	$1,000	$1,011.25	$13.75

Class C	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period* January 1, 2016 through June 30, 2016
Actual	$1,000	$ 997.76	$17.38
Hypothetical (5% return before expenses)	$1,000	$1,007.50	$17.47

* Expenses are equal to the Fund’s annualized expense ratio of 2.75% for Class A and 3.50% for Class C, multiplied by the average account value for the period, multiplied by 182 days in the most recent fiscal half year divided by 366 days in the current year.

Investment Adviser:
Commonwealth Capital Management, LLC
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Investment Sub-Adviser:
Shikiar Asset Management Inc.
1185 Avenue of the Americas, 18th Floor
New York, New York 10036

Distributor:
First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:
Tait, Weller and Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Transfer Agent and Fund Administration:
Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 628-4077 Toll Free

Legal Counsel:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

More Information:
For 24 hours, 7 days a week price information, and for information on any series of World Funds Trust, investment plans, and other shareholder services, call Commonwealth Fund Services at (800) 673-0550.

ITEM 2.      CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.      AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.      PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.      AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.      SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.      DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.      PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.      PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.      SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.      CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.      EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: World Funds Trust

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III
Chief Executive Officer
(principal executive officer)

Date: September 2, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III
Chief Executive Officer
(principal executive officer)

Date: September 2, 2016

By (Signature and Title)*:	/s/ Karen Shupe

Karen Shupe
Chief Financial Officer
(principal financial officer)

Date: September 2, 2016

* Print the name and title of each signing officer under his or her signature.